ADVANCES TO SUPPLIERS, NET	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
ADVANCES TO SUPPLIERS, NET
NOTE 5. ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net, consist of the following:

	As of
	May 31, 2020	February 29, 2020
Deposits	$6,367,678	$10,223,973
Prepaid expenses	667,820	168
Total advance to suppliers	7,035,498	10,224,141
Less: allowance for doubtful accounts	(1,969,417)	(1,575,595)
Advance to suppliers, net	$5,066,081	$8,648,546

Advances to suppliers, net, consist of the following:

	As of
	February 29, 2020	February 28, 2019
Deposits	$10,223,973	$-
Prepaid expenses	168	-
Total advance to suppliers	10,224,141	-
Less: allowance for doubtful accounts	(1,575,595)	-
Advance to suppliers, net	$8,648,546	$-